Fair Value Disclosures (Other Financial Instruments) (Details) (USD $)	Jun. 29, 2011	Jun. 30, 2010	May 31, 2004
Carrying value of notes	$ 474,557,000
5.75% Notes [Member]
Stated interest rate	5.75%	5.75%	5.75%
Carrying value of notes	289,600,000	289,400,000
Fair value of notes	$ 308,100,000	$ 302,600,000